UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-7205

Variable Insurance Products Fund III

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

March 31, 2018

VIPGI-QTLY-0518
1.799851.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Hotels, Restaurants & Leisure - 0.7%
Cedar Fair LP (depositary unit)	6,000	$383,280
DineEquity, Inc.	31,600	2,072,328
Dunkin' Brands Group, Inc.	85,200	5,085,588
Papa John's International, Inc. (a)	21,900	1,254,870
Starbucks Corp.	12,800	740,992
		9,537,058
Media - 4.5%
Comcast Corp. Class A	911,562	31,148,074
Interpublic Group of Companies, Inc.	330,800	7,618,324
Omnicom Group, Inc.	35,800	2,601,586
The Walt Disney Co.	126,000	12,655,440
Time Warner, Inc.	58,700	5,551,846
Viacom, Inc. Class B (non-vtg.)	35,400	1,099,524
		60,674,794
Multiline Retail - 0.2%
Target Corp. (b)	43,677	3,032,494
Specialty Retail - 2.7%
L Brands, Inc.	150,100	5,735,321
Lowe's Companies, Inc.	168,917	14,822,467
Ross Stores, Inc.	56,200	4,382,476
TJX Companies, Inc.	115,400	9,412,024
Williams-Sonoma, Inc. (a)(b)	51,800	2,732,968
		37,085,256

TOTAL CONSUMER DISCRETIONARY		110,329,602

CONSUMER STAPLES - 8.8%
Beverages - 1.4%
Molson Coors Brewing Co. Class B	40,700	3,065,931
The Coca-Cola Co.	368,953	16,023,629
		19,089,560
Food & Staples Retailing - 2.1%
CVS Health Corp.	245,464	15,270,315
Walmart, Inc.	150,800	13,416,676
		28,686,991
Food Products - 0.3%
Campbell Soup Co.	16,500	714,615
Nestle SA (Reg. S)	8,686	686,555
The Hershey Co.	5,400	534,384
The J.M. Smucker Co. (b)	17,900	2,219,779
		4,155,333
Household Products - 2.0%
Kimberly-Clark Corp.	40,000	4,405,200
Procter & Gamble Co.	196,150	15,550,772
Reckitt Benckiser Group PLC	85,900	7,250,629
		27,206,601
Personal Products - 0.4%
Unilever NV (NY Reg.)	87,100	4,911,569
Tobacco - 2.6%
Altria Group, Inc.	362,300	22,578,536
British American Tobacco PLC sponsored ADR	213,200	12,299,508
		34,878,044

TOTAL CONSUMER STAPLES		118,928,098

ENERGY - 14.4%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	214,600	5,959,442
Nabors Industries Ltd.	150,100	1,049,199
National Oilwell Varco, Inc.	105,800	3,894,498
Oceaneering International, Inc.	133,200	2,469,528
		13,372,667
Oil, Gas & Consumable Fuels - 13.4%
Anadarko Petroleum Corp.	52,400	3,165,484
Apache Corp.	180,400	6,941,792
BP PLC sponsored ADR	260,630	10,565,940
Cabot Oil & Gas Corp.	250,700	6,011,786
Cenovus Energy, Inc.	1,319,424	11,234,588
Cenovus Energy, Inc.	7,000	59,780
Chevron Corp. (b)	247,118	28,181,337
ConocoPhillips Co. (b)	374,495	22,203,809
Enterprise Products Partners LP	73,100	1,789,488
Exxon Mobil Corp.	331,600	24,740,676
Golar LNG Ltd.	113,900	3,116,304
Imperial Oil Ltd.	219,700	5,818,422
Kinder Morgan, Inc.	448,000	6,746,880
Legacy Reserves LP (c)	179,888	847,272
Suncor Energy, Inc.	764,860	26,412,560
Teekay LNG Partners LP	76,500	1,369,350
The Williams Companies, Inc.	545,990	13,573,311
Williams Partners LP	272,905	9,396,119
		182,174,898

TOTAL ENERGY		195,547,565

FINANCIALS - 21.5%
Banks - 14.3%
Bank of America Corp. (b)	1,532,632	45,963,634
BNP Paribas SA	7,100	525,657
Citigroup, Inc. (b)	533,518	36,012,465
Cullen/Frost Bankers, Inc.	3,000	318,210
First Hawaiian, Inc.	13,900	386,837
JPMorgan Chase & Co. (b)	335,632	36,909,451
M&T Bank Corp.	800	147,488
PNC Financial Services Group, Inc.	80,372	12,155,461
Regions Financial Corp. (b)	310,900	5,776,522
SunTrust Banks, Inc. (b)	241,764	16,449,623
U.S. Bancorp	250,798	12,665,299
Wells Fargo & Co.	512,569	26,863,741
		194,174,388
Capital Markets - 6.2%
Apollo Global Management LLC Class A	93,400	2,766,508
Charles Schwab Corp. (b)	131,084	6,845,206
KKR & Co. LP	380,793	7,730,098
Morgan Stanley (b)	191,883	10,354,007
Northern Trust Corp. (b)	170,145	17,547,054
Oaktree Capital Group LLC Class A	43,900	1,738,440
S&P Global, Inc.	31,700	6,056,602
State Street Corp. (b)	249,179	24,850,622
The Blackstone Group LP	206,900	6,610,455
		84,498,992
Insurance - 0.8%
Marsh & McLennan Companies, Inc.	55,742	4,603,732
MetLife, Inc.	124,700	5,722,483
		10,326,215
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	147,150	2,801,736

TOTAL FINANCIALS		291,801,331

HEALTH CARE - 11.8%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (c)	63,500	7,077,710
Amgen, Inc.	106,350	18,130,548
Biogen, Inc. (c)	4,600	1,259,572
Intercept Pharmaceuticals, Inc. (c)	23,658	1,455,440
Shire PLC sponsored ADR	14,100	2,106,399
		30,029,669
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson & Co.	3,500	758,450
Boston Scientific Corp. (b)(c)	95,000	2,595,400
Danaher Corp.	52,400	5,130,484
Fisher & Paykel Healthcare Corp.	73,285	699,113
Medtronic PLC	31,285	2,509,683
ResMed, Inc.	19,300	1,900,471
Steris PLC	11,300	1,054,968
Zimmer Biomet Holdings, Inc.	10,900	1,188,536
		15,837,105
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp. (b)	80,700	6,957,147
Anthem, Inc.	35,600	7,821,320
Cardinal Health, Inc.	148,300	9,295,444
Cigna Corp.	35,990	6,036,963
Fresenius Medical Care AG & Co. KGaA sponsored ADR	35,300	1,803,124
Humana, Inc.	12,100	3,252,843
McKesson Corp.	60,688	8,549,119
Patterson Companies, Inc.	91,343	2,030,555
UnitedHealth Group, Inc.	25,700	5,499,800
		51,246,315
Pharmaceuticals - 4.6%
Allergan PLC	17,600	2,961,904
AstraZeneca PLC sponsored ADR	130,300	4,556,591
Bayer AG	42,000	4,734,818
GlaxoSmithKline PLC sponsored ADR	549,894	21,484,359
Johnson & Johnson	140,459	17,999,821
Novartis AG sponsored ADR	7,925	640,736
Pfizer, Inc.	33,600	1,192,464
Sanofi SA	42,628	3,420,475
Teva Pharmaceutical Industries Ltd. sponsored ADR	325,103	5,556,010
		62,547,178

TOTAL HEALTH CARE		159,660,267

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.3%
General Dynamics Corp.	24,800	5,478,320
Meggitt PLC	38,842	235,311
Rolls-Royce Holdings PLC	262,800	3,213,025
The Boeing Co.	1,617	530,182
United Technologies Corp.	165,687	20,846,738
		30,303,576
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	52,600	4,929,146
Expeditors International of Washington, Inc.	23,695	1,499,894
United Parcel Service, Inc. Class B	135,772	14,209,898
		20,638,938
Commercial Services & Supplies - 0.1%
Ritchie Brothers Auctioneers, Inc.	29,400	924,205
Construction & Engineering - 0.1%
Fluor Corp.	28,200	1,613,604
Electrical Equipment - 0.7%
Acuity Brands, Inc.	35,500	4,941,245
Hubbell, Inc. Class B	36,079	4,393,701
		9,334,946
Industrial Conglomerates - 1.5%
General Electric Co.	1,503,650	20,269,202
Machinery - 1.0%
Donaldson Co., Inc.	26,600	1,198,330
Flowserve Corp.	162,300	7,032,459
Snap-On, Inc.	12,800	1,888,512
Wabtec Corp.	42,200	3,435,080
		13,554,381
Professional Services - 0.3%
Nielsen Holdings PLC	117,100	3,722,609
Road & Rail - 2.8%
CSX Corp. (b)	167,347	9,322,901
J.B. Hunt Transport Services, Inc.	85,282	9,990,786
Norfolk Southern Corp.	47,793	6,489,334
Union Pacific Corp.	93,500	12,569,205
		38,372,226
Trading Companies & Distributors - 1.0%
Bunzl PLC	25,700	755,396
Fastenal Co.	81,000	4,421,790
Howden Joinery Group PLC	40,900	264,419
MSC Industrial Direct Co., Inc. Class A	24,100	2,210,211
Watsco, Inc.	34,192	6,187,726
		13,839,542

TOTAL INDUSTRIALS		152,573,229

INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.3%
Cisco Systems, Inc. (b)	416,404	17,859,568
Electronic Equipment & Components - 0.2%
Avnet, Inc.	24,200	1,010,592
Philips Lighting NV (d)	22,800	855,655
		1,866,247
Internet Software & Services - 1.7%
Alphabet, Inc.:
Class A (c)	11,618	12,049,493
Class C (c)	10,883	11,228,971
		23,278,464
IT Services - 3.1%
Accenture PLC Class A	17,500	2,686,250
IBM Corp.	4,600	705,778
MasterCard, Inc. Class A (b)	25,210	4,415,784
Paychex, Inc.	207,931	12,806,470
Unisys Corp. (c)	214,196	2,302,607
Visa, Inc. Class A	157,276	18,813,355
		41,730,244
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	13,600	1,239,368
Qualcomm, Inc.	387,561	21,474,755
United Microelectronics Corp. sponsored ADR	303,000	784,770
Xilinx, Inc.	11,500	830,760
		24,329,653
Software - 5.2%
Micro Focus International PLC	179,731	2,509,694
Microsoft Corp.	532,113	48,565,950
Oracle Corp.	290,691	13,299,113
SAP SE sponsored ADR	59,400	6,246,504
		70,621,261
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	161,058	27,022,311

TOTAL INFORMATION TECHNOLOGY		206,707,748

MATERIALS - 1.9%
Chemicals - 1.6%
CF Industries Holdings, Inc.	108,900	4,108,797
LyondellBasell Industries NV Class A	78,400	8,285,312
Nutrien Ltd. (a)	144,580	6,833,140
The Scotts Miracle-Gro Co. Class A	25,900	2,220,925
		21,448,174
Metals & Mining - 0.3%
BHP Billiton Ltd. sponsored ADR (a)	82,300	3,656,589

TOTAL MATERIALS		25,104,763

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	27,600	4,011,384
CoreSite Realty Corp.	43,500	4,361,310
Equinix, Inc.	9,800	4,097,772
Omega Healthcare Investors, Inc. (a)	28,200	762,528
Public Storage	18,200	3,647,098
Sabra Health Care REIT, Inc.	50,600	893,090
Spirit Realty Capital, Inc.	138,500	1,074,760
		18,847,942
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	340,380	16,276,972
UTILITIES - 1.3%
Electric Utilities - 1.2%
Exelon Corp.	317,100	12,370,071
PPL Corp.	102,800	2,908,212
Southern Co.	19,500	870,870
		16,149,153
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	98,200	1,116,534

TOTAL UTILITIES		17,265,687

TOTAL COMMON STOCKS
(Cost $1,010,734,323)		1,313,043,204

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. Series A, 6.125%	37,600	2,182,127
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	21,800	984,658
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00%	11,300	977,361

TOTAL CONVERTIBLE PREFERRED STOCKS		4,144,146

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (c)	54,387,170	76,305
TOTAL PREFERRED STOCKS
(Cost $4,421,034)		4,220,451
	Principal Amount	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (d)
(Cost $1,175,020)	EUR 1,100,000	1,384,382
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.72% (e)	35,510,392	35,517,494
Fidelity Securities Lending Cash Central Fund 1.72% (e)(f)	6,825,784	6,827,149
TOTAL MONEY MARKET FUNDS
(Cost $42,343,960)		42,344,643
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,058,674,337)		1,360,992,680
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(7,134,921)
NET ASSETS - 100%		$1,353,857,759

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
AmerisourceBergen Corp.	Chicago Board Options Exchange	118	$1,017,278	$105.00	5/18/18	$(1,475)
Bank of America Corp.	Chicago Board Options Exchange	2,277	6,828,723	35.00	5/18/18	(11,385)
Boston Scientific Corp.	Chicago Board Options Exchange	195	532,740	30.00	5/18/18	(5,362)
C.H. Robinson Worldwide, Inc.	Bank of America NA	77	721,567	97.50	5/18/18	(18,345)
Charles Schwab Corp.	Bank of America NA	236	1,232,392	55.00	6/15/18	(38,329)
Charles Schwab Corp.	Chicago Board Options Exchange	236	1,232,392	60.00	6/15/18	(10,620)
Chevron Corp.	Chicago Board Options Exchange	211	2,406,244	145.00	6/15/18	(739)
Cisco Systems, Inc.	Chicago Board Options Exchange	539	2,311,771	48.00	6/15/18	(21,830)
Citigroup, Inc	Chicago Board Options Exchange	259	1,748,250	80.00	6/15/18	(8,806)
Citigroup, Inc.	Chicago Board Options Exchange	259	1,748,250	82.50	6/15/18	(5,051)
ConocoPhillips Co.	Chicago Board Options Exchange	725	4,298,525	65.00	5/18/18	(35,888)
CSX Corp.	Chicago Board Options Exchange	348	1,938,708	60.00	5/18/18	(26,970)
Fastenal Co.	Bank of America NA	402	2,194,518	60.00	5/18/18	(21,641)
J.B. Hunt Transport Services, Inc.	Bank of America NA	124	1,452,660	125.00	5/18/18	(25,158)
JPMorgan Chase & Co.	Chicago Board Options Exchange	593	6,521,221	120.00	6/15/18	(73,236)
MasterCard, Inc. Class A	Chicago Board Options Exchange	118	2,066,888	190.00	4/20/18	(3,481)
Morgan Stanley	Chicago Board Options Exchange	318	1,715,928	60.00	6/15/18	(19,239)
MSC Industrial Direct Co., Inc. Class A	Deutsche Bank AG London Branch	83	761,193	95.00	6/15/18	(28,899)
Northern Trust Corp.	Chicago Board Options Exchange	157	1,619,141	110.00	4/20/18	(12,168)
Regions Financial Corp.	Chicago Board Options Exchange	1,573	2,922,634	21.00	5/18/18	(24,382)
S&P Global. Inc	Bank of America NA	307	5,865,542	200.00	5/18/18	(101,834)
State Street Corp.	Bank of America NA	244	2,433,412	110.00	5/18/18	(16,078)
State Street Corp.	Bank of America NA	244	2,433,412	115.00	5/18/18	(5,405)
State Street Corp.	Chicago Board Options Exchange	263	2,622,899	115.00	5/18/18	(6,444)
SunTrust Banks, Inc.	Chicago Board Options Exchange	771	5,245,884	80.00	7/20/18	(28,913)
Target Corp.	Chicago Board Options Exchange	357	2,478,651	85.00	4/20/18	(1,250)
The J. M. Smucker Co.	Chicago Board Options Exchange	59	731,659	135.00	7/20/18	(14,307)
The J. M. Smucker Co.	Chicago Board Options Exchange	59	731,659	140.00	7/20/18	(8,555)
The J. M. Smucker Co.	Chicago Board Options Exchange	59	731,659	145.00	7/20/18	(5,015)
Williams-Sonoma, Inc.	Chicago Board Options Exchange	53	279,628	60.00	5/18/18	(1,458)
TOTAL WRITTEN OPTIONS						$(582,263)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $51,730,732.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,240,037 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,946
Fidelity Securities Lending Cash Central Fund	5,169
Total	$62,115

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$110,329,602	$110,329,602	$--	$--
Consumer Staples	118,928,098	110,990,914	7,937,184	--
Energy	195,547,565	195,547,565	--	--
Financials	291,801,331	291,801,331	--	--
Health Care	161,842,394	151,504,974	10,337,420	--
Industrials	153,634,192	149,436,509	4,197,683	--
Information Technology	206,707,748	204,198,054	2,509,694	--
Materials	25,104,763	25,104,763	--	--
Real Estate	18,847,942	18,847,942	--	--
Telecommunication Services	16,276,972	16,276,972	--	--
Utilities	18,243,048	17,265,687	977,361	--
Corporate Bonds	1,384,382	--	1,384,382	--
Money Market Funds	42,344,643	42,344,643	--	--
Total Investments in Securities:	$1,360,992,680	$1,333,648,956	$27,343,724	$--
Derivative Instruments:
Liabilities
Written Options	$(582,263)	$(326,574)	$(255,689)	$--
Total Liabilities	$(582,263)	$(326,574)	$(255,689)	$--
Total Derivative Instruments:	$(582,263)	$(326,574)	$(255,689)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Dynamic Capital Appreciation Portfolio

March 31, 2018

VIPDCA-QTLY-0518
1.799855.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Automobiles - 0.7%
General Motors Co.	33,200	$1,206,488
Distributors - 0.4%
LKQ Corp. (a)	17,200	652,740
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. (a)	3,210	152,636
Hotels, Restaurants & Leisure - 8.6%
Boyd Gaming Corp.	15,185	483,794
Dalata Hotel Group PLC (a)	222,640	1,698,474
Dunkin' Brands Group, Inc.	15,134	903,348
Las Vegas Sands Corp.	66,871	4,808,025
Marriott International, Inc. Class A	22,800	3,100,344
Penn National Gaming, Inc. (a)	13,000	341,380
Royal Caribbean Cruises Ltd.	13,500	1,589,490
Wyndham Worldwide Corp.	10,443	1,194,992
		14,119,847
Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc. (a)	1,300	1,881,542
Media - 0.9%
Altice NV Class A (a)(b)	18,224	150,194
Interpublic Group of Companies, Inc.	55,000	1,266,650
		1,416,844
Multiline Retail - 1.9%
B&M European Value Retail S.A.	95,548	524,553
Dollar General Corp.	9,400	879,370
JC Penney Corp., Inc. (a)(b)	361,500	1,091,730
Ollie's Bargain Outlet Holdings, Inc. (a)	11,500	693,450
		3,189,103
Specialty Retail - 2.3%
Five Below, Inc. (a)	19,900	1,459,466
Home Depot, Inc.	7,700	1,372,448
Lowe's Companies, Inc.	10,200	895,050
		3,726,964

TOTAL CONSUMER DISCRETIONARY		26,346,164

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	5,400	1,017,522
ENERGY - 5.5%
Energy Equipment & Services - 1.3%
Halliburton Co.	38,700	1,816,578
Shelf Drilling Ltd. (c)(d)	31,800	267,745
		2,084,323
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp.	28,500	1,721,685
Canadian Natural Resources Ltd.	24,300	764,721
Cheniere Energy, Inc. (a)	10,500	561,225
ConocoPhillips Co.	22,800	1,351,812
Encana Corp.	88,868	977,548
Marathon Oil Corp.	95,500	1,540,415
		6,917,406

TOTAL ENERGY		9,001,729

FINANCIALS - 19.2%
Banks - 1.5%
Bank of America Corp.	74,643	2,238,544
Popular, Inc.	4,900	203,938
		2,442,482
Capital Markets - 17.7%
BlackRock, Inc. Class A	5,500	2,979,460
Cboe Global Markets, Inc.	27,536	3,141,858
Charles Schwab Corp.	66,875	3,492,213
CME Group, Inc.	25,300	4,092,022
E*TRADE Financial Corp. (a)	24,000	1,329,840
Goldman Sachs Group, Inc.	15,963	4,020,441
MarketAxess Holdings, Inc.	1,613	350,731
Morgan Stanley	76,494	4,127,616
MSCI, Inc.	12,271	1,834,146
S&P Global, Inc.	10,600	2,025,236
T. Rowe Price Group, Inc.	15,800	1,705,926
		29,099,489

TOTAL FINANCIALS		31,541,971

HEALTH CARE - 9.0%
Biotechnology - 4.4%
Alexion Pharmaceuticals, Inc. (a)	16,100	1,794,506
Amgen, Inc.	17,600	3,000,448
Epizyme, Inc. (a)	18,937	336,132
Vertex Pharmaceuticals, Inc. (a)	12,500	2,037,250
		7,168,336
Health Care Equipment & Supplies - 1.9%
Abiomed, Inc. (a)	5,533	1,610,048
Intuitive Surgical, Inc. (a)	3,700	1,527,471
		3,137,519
Health Care Providers & Services - 0.9%
UnitedHealth Group, Inc.	7,000	1,498,000
Health Care Technology - 0.3%
Medidata Solutions, Inc. (a)	9,485	595,753
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	18,100	1,210,890
ICON PLC (a)	2,000	236,280
		1,447,170
Pharmaceuticals - 0.6%
The Medicines Company (a)(b)	30,000	988,200

TOTAL HEALTH CARE		14,834,978

INDUSTRIALS - 9.5%
Aerospace & Defense - 1.8%
Bombardier, Inc. Class B (sub. vtg.) (a)	149,805	436,037
General Dynamics Corp.	2,700	596,430
Huntington Ingalls Industries, Inc.	2,034	524,284
Lockheed Martin Corp.	1,900	642,067
Northrop Grumman Corp.	1,963	685,323
		2,884,141
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	7,112	873,709
Building Products - 1.4%
A.O. Smith Corp.	16,400	1,042,876
Kingspan Group PLC (Ireland)	29,190	1,235,539
		2,278,415
Commercial Services & Supplies - 2.0%
Cintas Corp.	5,300	904,074
Copart, Inc. (a)	46,748	2,380,876
		3,284,950
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	3,300	574,860
Machinery - 1.6%
Deere & Co.	13,000	2,019,160
Graco, Inc.	13,900	635,508
		2,654,668
Marine - 0.7%
Irish Continental Group PLC unit	166,000	1,168,337
Road & Rail - 1.1%
Norfolk Southern Corp.	6,764	918,416
Union Pacific Corp.	6,600	887,238
		1,805,654

TOTAL INDUSTRIALS		15,524,734

INFORMATION TECHNOLOGY - 31.0%
Electronic Equipment & Components - 0.4%
Cognex Corp.	4,400	228,756
IPG Photonics Corp. (a)	1,758	410,282
		639,038
Internet Software & Services - 6.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	9,500	1,743,630
Alphabet, Inc. Class C (a)	2,600	2,682,654
CarGurus, Inc. Class A (b)	14,100	542,427
Coupa Software, Inc. (a)	10,375	473,308
Facebook, Inc. Class A (a)	3,411	545,044
GoDaddy, Inc. (a)	36,056	2,214,560
LogMeIn, Inc.	5,500	635,525
New Relic, Inc. (a)	6,600	489,192
Nutanix, Inc. Class A (a)	7,100	348,681
Okta, Inc.	22,441	894,274
		10,569,295
IT Services - 5.3%
Broadridge Financial Solutions, Inc.	8,100	888,489
EPAM Systems, Inc. (a)	12,300	1,408,596
PayPal Holdings, Inc. (a)	50,089	3,800,252
Visa, Inc. Class A	21,600	2,583,792
		8,681,129
Semiconductors & Semiconductor Equipment - 3.3%
Micron Technology, Inc. (a)	15,400	802,956
NVIDIA Corp.	9,200	2,130,628
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	29,200	1,277,792
Texas Instruments, Inc.	11,300	1,173,957
		5,385,333
Software - 11.7%
Activision Blizzard, Inc.	12,000	809,520
Adobe Systems, Inc. (a)	25,700	5,553,256
ANSYS, Inc. (a)	4,700	736,443
Atlassian Corp. PLC (a)	10,200	549,984
Electronic Arts, Inc. (a)	19,485	2,362,361
Intuit, Inc.	8,900	1,542,815
Microsoft Corp.	48,800	4,453,976
Paycom Software, Inc. (a)(b)	8,100	869,859
Salesforce.com, Inc. (a)	8,600	1,000,180
Snap, Inc. Class A (a)(b)	19,800	314,226
Take-Two Interactive Software, Inc. (a)	9,709	949,346
Zendesk, Inc. (a)	2,200	105,314
		19,247,280
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	37,619	6,311,713

TOTAL INFORMATION TECHNOLOGY		50,833,788

MATERIALS - 4.8%
Chemicals - 2.8%
DowDuPont, Inc.	25,596	1,630,721
FMC Corp.	38,229	2,927,195
		4,557,916
Metals & Mining - 2.0%
Glencore Xstrata PLC	341,440	1,694,845
Rio Tinto PLC	23,700	1,202,634
Vale SA sponsored ADR	29,900	380,328
		3,277,807

TOTAL MATERIALS		7,835,723

TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
T-Mobile U.S., Inc. (a)	32,319	1,972,752
TOTAL COMMON STOCKS
(Cost $124,916,537)		158,909,361

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 1.72% (e)	3,739,171	3,739,918
Fidelity Securities Lending Cash Central Fund 1.72% (e)(f)	3,062,000	3,062,612
TOTAL MONEY MARKET FUNDS
(Cost $6,802,215)		6,802,530
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $131,718,752)		165,711,891
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(1,698,939)
NET ASSETS - 100%		$164,012,952

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $267,745 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,577
Fidelity Securities Lending Cash Central Fund	17,184
Total	$28,761

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$26,346,164	$26,346,164	$--	$--
Consumer Staples	1,017,522	1,017,522	--	--
Energy	9,001,729	8,733,984	--	267,745
Financials	31,541,971	31,541,971	--	--
Health Care	14,834,978	14,834,978	--	--
Industrials	15,524,734	15,524,734	--	--
Information Technology	50,833,788	50,833,788	--	--
Materials	7,835,723	6,633,089	1,202,634	--
Telecommunication Services	1,972,752	1,972,752	--	--
Money Market Funds	6,802,530	6,802,530	--	--
Total Investments in Securities:	$165,711,891	$164,241,512	$1,202,634	$267,745

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Balanced Portfolio

March 31, 2018

VIPBAL-QTLY-0518
1.799884.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.2%
Aptiv PLC	74,700	$6,347,259
Delphi Technologies PLC	25,900	1,234,135
		7,581,394
Automobiles - 0.2%
Tesla, Inc. (a)	32,138	8,552,886
Diversified Consumer Services - 0.5%
ServiceMaster Global Holdings, Inc. (a)	377,406	19,191,095
Hotels, Restaurants & Leisure - 1.6%
Cedar Fair LP (depositary unit)	78,900	5,040,132
Compass Group PLC	493,300	10,073,514
Dunkin' Brands Group, Inc.	33,700	2,011,553
Marriott International, Inc. Class A	67,491	9,177,426
McDonald's Corp.	63,700	9,961,406
Starbucks Corp.	111,190	6,436,789
U.S. Foods Holding Corp. (a)	251,500	8,241,655
Wyndham Worldwide Corp.	98,977	11,325,938
		62,268,413
Household Durables - 0.1%
Newell Brands, Inc.	171,400	4,367,272
PICO Holdings, Inc. (a)	40,108	459,237
PICO Holdings, Inc. (a)	8,460	96,867
		4,923,376
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (a)	49,210	71,223,601
JD.com, Inc. sponsored ADR (a)	413,500	16,742,615
Netflix, Inc. (a)	57,900	17,100,765
		105,066,981
Leisure Products - 0.1%
Mattel, Inc. (b)	267,500	3,517,625
Media - 1.9%
Charter Communications, Inc. Class A (a)	50,164	15,612,040
Comcast Corp. Class A	587,690	20,081,367
DISH Network Corp. Class A (a)	11,200	424,368
MDC Partners, Inc. Class A (a)	275,921	1,986,631
The Walt Disney Co.	237,800	23,884,632
Time Warner, Inc.	122,100	11,548,218
		73,537,256
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	103,400	9,812,660
Specialty Retail - 1.9%
Home Depot, Inc.	182,908	32,601,522
L Brands, Inc.	73,394	2,804,385
Lowe's Companies, Inc.	145,200	12,741,300
O'Reilly Automotive, Inc. (a)	25,000	6,184,500
TJX Companies, Inc.	186,740	15,230,514
Ulta Beauty, Inc. (a)	23,800	4,861,626
		74,423,847
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	169,230	11,243,641

TOTAL CONSUMER DISCRETIONARY		380,119,174

CONSUMER STAPLES - 4.8%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	45,400	4,991,584
Constellation Brands, Inc. Class A (sub. vtg.)	37,662	8,583,923
Dr. Pepper Snapple Group, Inc.	24,017	2,843,132
Monster Beverage Corp. (a)	95,526	5,465,042
The Coca-Cola Co.	526,686	22,873,973
		44,757,654
Food & Staples Retailing - 0.7%
CVS Health Corp.	255,880	15,918,295
Kroger Co.	229,569	5,495,882
Walgreens Boots Alliance, Inc.	71,820	4,702,055
		26,116,232
Food Products - 0.6%
Bunge Ltd.	82,128	6,072,544
Mondelez International, Inc.	296,200	12,360,426
The Kraft Heinz Co.	42,100	2,622,409
The Simply Good Foods Co.	97,000	1,331,810
TreeHouse Foods, Inc. (a)	83,300	3,187,891
		25,575,080
Household Products - 0.5%
Colgate-Palmolive Co.	208,644	14,955,602
Procter & Gamble Co.	35,300	2,798,584
Spectrum Brands Holdings, Inc.	13,900	1,441,430
		19,195,616
Personal Products - 0.4%
Avon Products, Inc. (a)	809,700	2,299,548
Coty, Inc. Class A	111,404	2,038,693
Edgewell Personal Care Co. (a)	44,300	2,162,726
Estee Lauder Companies, Inc. Class A	25,892	3,876,550
Unilever NV (Certificaten Van Aandelen) (Bearer)	70,000	3,951,181
		14,328,698
Tobacco - 1.5%
Altria Group, Inc.	137,508	8,569,499
British American Tobacco PLC sponsored ADR	430,649	24,844,141
Philip Morris International, Inc.	281,556	27,986,666
		61,400,306

TOTAL CONSUMER STAPLES		191,373,586

ENERGY - 3.7%
Energy Equipment & Services - 0.2%
Baker Hughes, a GE Co. Class A	194,800	5,409,596
Hess Midstream Partners LP	52,300	995,792
Liberty Oilfield Services, Inc. Class A (a)(b)	34,800	587,772
NCS Multistage Holdings, Inc.	129,300	1,939,500
Oceaneering International, Inc.	47,700	884,358
Schlumberger Ltd.	7,900	511,762
Tenaris SA sponsored ADR	13,200	457,644
		10,786,424
Oil, Gas & Consumable Fuels - 3.5%
Amyris, Inc. (a)(b)	9,767	65,341
Anadarko Petroleum Corp.	166,949	10,085,389
Black Stone Minerals LP	97,100	1,607,005
Boardwalk Pipeline Partners, LP	204,500	2,075,675
Cabot Oil & Gas Corp.	164,460	3,943,751
Centennial Resource Development, Inc.:
Class A (a)(c)	72,000	1,321,200
Class A (a)	51,600	946,860
Chevron Corp.	83,600	9,533,744
Cimarex Energy Co.	52,385	4,897,998
ConocoPhillips Co.	247,500	14,674,275
Devon Energy Corp.	283,400	9,009,286
EOG Resources, Inc.	115,500	12,158,685
Extraction Oil & Gas, Inc. (a)	97,207	1,113,992
Extraction Oil & Gas, Inc. (a)(c)	73,849	846,310
Exxon Mobil Corp.	225,100	16,794,711
Newfield Exploration Co. (a)	83,100	2,029,302
Parsley Energy, Inc. Class A (a)	248,200	7,195,318
PDC Energy, Inc. (a)	33,900	1,662,117
Phillips 66 Co.	101,626	9,747,966
Pioneer Natural Resources Co.	43,200	7,420,896
PrairieSky Royalty Ltd.	107,034	2,340,317
Reliance Industries Ltd.	161,709	2,210,844
Suncor Energy, Inc.	213,880	7,385,820
Valero Energy Corp.	98,100	9,100,737
		138,167,539

TOTAL ENERGY		148,953,963

FINANCIALS - 9.4%
Banks - 4.3%
Bank of America Corp.	1,847,887	55,418,131
Citigroup, Inc.	470,554	31,762,395
Huntington Bancshares, Inc.	1,644,538	24,832,524
KeyCorp	285,200	5,575,660
PNC Financial Services Group, Inc.	89,100	13,475,484
Synovus Financial Corp.	35,742	1,784,955
Wells Fargo & Co.	716,500	37,551,765
		170,400,914
Capital Markets - 1.9%
BlackRock, Inc. Class A	23,272	12,606,908
Cboe Global Markets, Inc.	43,025	4,909,153
E*TRADE Financial Corp. (a)	201,400	11,159,574
Goldman Sachs Group, Inc.	100,300	25,261,558
IntercontinentalExchange, Inc.	102,400	7,426,048
Northern Trust Corp.	66,200	6,827,206
State Street Corp.	60,000	5,983,800
		74,174,247
Consumer Finance - 1.3%
Capital One Financial Corp.	361,058	34,596,578
Imperial Holdings, Inc. warrants 4/11/19 (a)	6,565	0
OneMain Holdings, Inc. (a)	237,491	7,110,481
SLM Corp. (a)	463,552	5,196,418
Synchrony Financial	149,100	4,999,323
		51,902,800
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. Class A (a)	11	3,290,100
KBC Ancora	38,000	2,344,869
Kimbell Royalty Partners LP	56,900	1,081,100
		6,716,069
Insurance - 1.7%
American International Group, Inc.	189,700	10,323,474
Chubb Ltd.	84,430	11,547,491
Hartford Financial Services Group, Inc.	83,796	4,317,170
Marsh & McLennan Companies, Inc.	92,333	7,625,782
MetLife, Inc.	379,100	17,396,899
The Travelers Companies, Inc.	125,400	17,413,044
WMI Holdings Corp. (a)	57	81
		68,623,941

TOTAL FINANCIALS		371,817,971

HEALTH CARE - 9.0%
Biotechnology - 2.0%
AbbVie, Inc.	62,600	5,925,090
Alexion Pharmaceuticals, Inc. (a)	57,350	6,392,231
Amgen, Inc.	162,504	27,703,682
Biogen, Inc. (a)	60,291	16,508,882
Regeneron Pharmaceuticals, Inc. (a)	19,800	6,818,328
TESARO, Inc. (a)	38,200	2,182,748
Vertex Pharmaceuticals, Inc. (a)	83,300	13,576,234
		79,107,195
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	418,100	25,052,552
Baxter International, Inc.	167,100	10,868,184
Becton, Dickinson & Co.	97,600	21,149,920
Boston Scientific Corp. (a)	700,580	19,139,846
Intuitive Surgical, Inc. (a)	31,300	12,921,579
ResMed, Inc.	91,500	9,010,005
Wright Medical Group NV (a)	153,600	3,047,424
		101,189,510
Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	17,300	1,491,433
DaVita HealthCare Partners, Inc. (a)	102,700	6,772,038
Henry Schein, Inc. (a)	36,148	2,429,507
Humana, Inc.	56,100	15,081,363
McKesson Corp.	70,700	9,959,509
Molina Healthcare, Inc. (a)	35,856	2,910,790
UnitedHealth Group, Inc.	212,089	45,387,046
		84,031,686
Health Care Technology - 0.1%
Cerner Corp. (a)	48,800	2,830,400
Medidata Solutions, Inc. (a)	14,000	879,340
		3,709,740
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	150,200	10,048,380
Thermo Fisher Scientific, Inc.	85,117	17,573,256
		27,621,636
Pharmaceuticals - 1.5%
Allergan PLC	59,623	10,033,955
AstraZeneca PLC sponsored ADR	233,100	8,151,507
Bristol-Myers Squibb Co.	251,060	15,879,545
Jazz Pharmaceuticals PLC (a)	50,700	7,655,193
Merck & Co., Inc.	36,300	1,977,261
Mylan NV (a)	172,100	7,085,357
Nektar Therapeutics (a)	21,300	2,263,338
Roche Holding AG (participation certificate)	29,633	6,797,725
		59,843,881

TOTAL HEALTH CARE		355,503,648

INDUSTRIALS - 6.6%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (a)	195,216	7,673,941
Lockheed Martin Corp.	16,350	5,525,156
Northrop Grumman Corp.	33,540	11,709,485
Orbital ATK, Inc.	18,767	2,488,692
Raytheon Co.	49,060	10,588,129
Rockwell Collins, Inc.	65,400	8,819,190
The Boeing Co.	30,780	10,092,146
United Technologies Corp.	189,310	23,818,984
		80,715,723
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	30,777	3,221,121
Airlines - 1.1%
American Airlines Group, Inc.	568,375	29,532,765
JetBlue Airways Corp. (a)	317,190	6,445,301
United Continental Holdings, Inc. (a)	126,950	8,819,217
		44,797,283
Building Products - 0.2%
Allegion PLC	75,036	6,399,820
Construction & Engineering - 0.3%
AECOM (a)	344,065	12,259,036
Electrical Equipment - 0.9%
AMETEK, Inc.	44,889	3,410,217
Fortive Corp.	37,865	2,935,295
Sensata Technologies, Inc. PLC (a)	387,050	20,060,802
Sunrun, Inc. (a)(b)	828,390	7,397,523
Vivint Solar, Inc. (a)	539,919	1,970,704
		35,774,541
Industrial Conglomerates - 0.3%
3M Co.	12,470	2,737,414
General Electric Co.	19,000	256,120
Honeywell International, Inc.	51,540	7,448,045
		10,441,579
Machinery - 0.1%
Cactus, Inc. (a)	34,900	939,857
Minebea Mitsumi, Inc.	79,300	1,693,244
		2,633,101
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	2,650	4,135,536
Professional Services - 0.1%
Nielsen Holdings PLC	47,310	1,503,985
WageWorks, Inc. (a)	25,000	1,130,000
		2,633,985
Road & Rail - 1.0%
Avis Budget Group, Inc. (a)	124,339	5,824,039
CSX Corp.	392,350	21,857,819
Norfolk Southern Corp.	103,630	14,070,881
		41,752,739
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	433,050	16,429,917

TOTAL INDUSTRIALS		261,194,381

INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 0.0%
Finisar Corp. (a)	12,000	189,720
Electronic Equipment & Components - 0.2%
Jabil, Inc.	296,318	8,513,216
Internet Software & Services - 4.9%
58.com, Inc. ADR (a)	102,563	8,190,681
Alibaba Group Holding Ltd. sponsored ADR (a)	111,000	20,372,940
Alphabet, Inc. Class C (a)	66,149	68,251,877
ANGI Homeservices, Inc. Class A (a)	283,310	3,847,350
Box, Inc. Class A (a)	240,461	4,941,474
Cloudera, Inc.	110,200	2,378,116
Facebook, Inc. Class A (a)	259,204	41,418,207
GMO Internet, Inc.	72,400	1,458,138
GoDaddy, Inc. (a)	46,500	2,856,030
Hortonworks, Inc. (a)	56,905	1,159,155
MercadoLibre, Inc.	2,600	926,614
MINDBODY, Inc. (a)	326,416	12,697,582
NetEase, Inc. ADR	15,300	4,289,967
New Relic, Inc. (a)	19,368	1,435,556
Shopify, Inc. Class A (a)	19,300	2,401,658
Tencent Holdings Ltd.	39,800	2,136,447
Twilio, Inc. Class A (a)	78,900	3,012,402
Twitter, Inc. (a)	10,000	290,100
Velti PLC (a)(c)	284,296	171
Wix.com Ltd. (a)	60,600	4,820,730
Yext, Inc.	506,100	6,402,165
		193,287,360
IT Services - 1.2%
Alliance Data Systems Corp.	14,200	3,022,612
Cognizant Technology Solutions Corp. Class A	120,400	9,692,200
CSRA, Inc.	109,700	4,522,931
DXC Technology Co.	61,600	6,192,648
FleetCor Technologies, Inc. (a)	53,300	10,793,250
Leidos Holdings, Inc.	20,400	1,334,160
PayPal Holdings, Inc. (a)	151,200	11,471,544
		47,029,345
Semiconductors & Semiconductor Equipment - 2.2%
Acacia Communications, Inc. (a)	18,300	703,818
Advanced Micro Devices, Inc. (a)	161,500	1,623,075
Analog Devices, Inc.	54,200	4,939,246
Broadcom Ltd.	48,600	11,452,590
Cirrus Logic, Inc. (a)	4,800	195,024
Inphi Corp. (a)	6,400	192,640
M/A-COM Technology Solutions Holdings, Inc. (a)	120,748	2,004,417
Marvell Technology Group Ltd.	276,200	5,800,200
Micron Technology, Inc. (a)	210,700	10,985,898
NVIDIA Corp.	107,200	24,826,448
ON Semiconductor Corp. (a)	232,405	5,684,626
Qualcomm, Inc.	271,097	15,021,485
Semtech Corp. (a)	95,810	3,741,381
		87,170,848
Software - 6.3%
Activision Blizzard, Inc.	164,467	11,094,944
Adobe Systems, Inc. (a)	56,431	12,193,610
Autodesk, Inc. (a)	148,761	18,681,406
Citrix Systems, Inc. (a)	440,618	40,889,350
Electronic Arts, Inc. (a)	15,000	1,818,600
Guidewire Software, Inc. (a)	6,600	533,478
HubSpot, Inc. (a)	43,896	4,753,937
Intuit, Inc.	12,200	2,114,870
Micro Focus International PLC	41,100	573,905
Microsoft Corp.	888,300	81,075,137
Oracle Corp.	320,300	14,653,725
Parametric Technology Corp. (a)	205,811	16,055,316
Red Hat, Inc. (a)	59,841	8,946,828
Salesforce.com, Inc. (a)	181,600	21,120,080
Snap, Inc. Class A (a)	34,300	544,341
Symantec Corp.	12,535	324,030
Talend SA ADR (a)	54,771	2,635,581
Totvs SA	234,000	2,041,994
Workday, Inc. Class A (a)	22,300	2,834,553
Zendesk, Inc. (a)	140,572	6,729,182
		249,614,867
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	191,912	32,198,995

TOTAL INFORMATION TECHNOLOGY		618,004,351

MATERIALS - 1.7%
Chemicals - 1.5%
CF Industries Holdings, Inc.	24,300	916,839
DowDuPont, Inc.	338,077	21,538,886
FMC Corp.	13,900	1,064,323
Linde AG	20,200	4,252,706
LyondellBasell Industries NV Class A	122,800	12,977,504
Olin Corp.	34,700	1,054,533
Platform Specialty Products Corp. (a)	253,300	2,439,279
Sherwin-Williams Co.	8,800	3,450,656
The Chemours Co. LLC	159,500	7,769,245
Tronox Ltd. Class A	5,400	99,576
Westlake Chemical Corp.	28,104	3,123,760
		58,687,307
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,200	1,077,960
Summit Materials, Inc.	57,900	1,753,212
		2,831,172
Containers & Packaging - 0.0%
WestRock Co.	10,300	660,951
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	142,700	2,507,239
Nucor Corp.	27,500	1,679,975
		4,187,214

TOTAL MATERIALS		66,366,644

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Homes 4 Rent Class A	107,800	2,164,624
American Tower Corp.	121,582	17,670,728
Boston Properties, Inc.	59,300	7,306,946
Colony NorthStar, Inc.	119,283	670,370
Corporate Office Properties Trust (SBI)	74,100	1,914,003
Corrections Corp. of America	23,100	450,912
DDR Corp.	87,400	640,642
Equinix, Inc.	19,100	7,986,474
Equity Lifestyle Properties, Inc.	15,000	1,316,550
Front Yard Residential Corp. Class B	182,200	1,831,110
Gaming & Leisure Properties	14,600	488,662
General Growth Properties, Inc.	45,100	922,746
Healthcare Trust of America, Inc.	92,100	2,436,045
Outfront Media, Inc.	44,920	841,801
Pennsylvania Real Estate Investment Trust (SBI) (b)	70,800	683,220
Prologis, Inc.	112,900	7,111,571
Public Storage	21,500	4,308,385
Spirit Realty Capital, Inc.	322,900	2,505,704
Store Capital Corp.	141,400	3,509,548
Sun Communities, Inc.	4,400	402,028
The Macerich Co.	19,900	1,114,798
VEREIT, Inc.	136,600	950,736
		67,227,603
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	97,706	4,613,677

TOTAL REAL ESTATE		71,841,280

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	620,071	22,105,531
Verizon Communications, Inc.	388,072	18,557,603
Zayo Group Holdings, Inc. (a)	75,600	2,582,496
		43,245,630
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	56,031	3,420,132

TOTAL TELECOMMUNICATION SERVICES		46,665,762

UTILITIES - 1.8%
Electric Utilities - 1.0%
Edison International	17,500	1,114,050
Eversource Energy	46,200	2,722,104
Exelon Corp.	259,735	10,132,262
FirstEnergy Corp.	113,600	3,863,536
Great Plains Energy, Inc.	64,914	2,063,616
NextEra Energy, Inc.	98,051	16,014,670
PG&E Corp.	80,350	3,529,776
		39,440,014
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	195,600	5,971,668
The AES Corp.	308,500	3,507,645
		9,479,313
Multi-Utilities - 0.6%
Dominion Resources, Inc.	102,017	6,879,006
Public Service Enterprise Group, Inc.	74,600	3,747,904
SCANA Corp.	7,500	281,625
Sempra Energy	96,295	10,709,930
		21,618,465

TOTAL UTILITIES		70,537,792

TOTAL COMMON STOCKS
(Cost $2,069,787,280)		2,582,378,552

Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Braskem SA (PN-A)
(Cost $599,812)	41,100	597,556
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.74% 4/26/18 to 6/14/18 (d)
(Cost $1,327,436)	1,330,000	1,327,439
	Shares	Value

Fixed-Income Funds - 33.5%
Fidelity High Income Central Fund 2 (e)	834,234	$93,267,414
Fidelity VIP Investment Grade Central Fund (e)	11,961,060	1,234,261,744
TOTAL FIXED-INCOME FUNDS
(Cost $1,326,316,238)		1,327,529,158

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.72% (f)	60,017,834	60,029,838
Fidelity Securities Lending Cash Central Fund 1.72% (f)(g)	2,815,141	2,815,704
TOTAL MONEY MARKET FUNDS
(Cost $62,841,262)		62,845,542
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $3,460,872,028)		3,974,678,247
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(10,332,269)
NET ASSETS - 100%		$3,964,345,978

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	212	June 2018	$28,015,800	$(1,073,374)	$(1,073,374)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,167,681 or 0.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,327,439.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Centennial Resource Development, Inc. Class A	12/28/16	$1,046,880
Extraction Oil & Gas, Inc.	12/12/16	$1,347,744
Velti PLC	4/19/13	$426,444

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$239,844
Fidelity High Income Central Fund 2	1,506,190
Fidelity Securities Lending Cash Central Fund	25,342
Fidelity VIP Investment Grade Central Fund	8,184,226
Total	$9,955,602

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$93,485,616	$1,506,202	$--	$--	$(1,724,404)	$93,267,414	10.6%
Fidelity VIP Investment Grade Central Fund	1,173,700,179	84,175,027	--	--	(23,613,462)	1,234,261,744	22.1%
Total	$1,267,185,795	$85,681,229	$--	$--	$(25,337,866)	$1,327,529,158

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$380,119,174	$380,119,174	$--	$--
Consumer Staples	191,373,586	182,430,821	8,942,765	--
Energy	148,953,963	146,743,119	2,210,844	--
Financials	371,817,971	371,817,971	--	--
Health Care	355,503,648	348,705,923	6,797,725	--
Industrials	261,194,381	257,058,845	4,135,536	--
Information Technology	618,004,351	615,293,999	2,710,352	--
Materials	66,964,200	66,964,200	--	--
Real Estate	71,841,280	71,841,280	--	--
Telecommunication Services	46,665,762	46,665,762	--	--
Utilities	70,537,792	70,537,792	--	--
U.S. Government and Government Agency Obligations	1,327,439	--	1,327,439	--
Fixed-Income Funds	1,327,529,158	1,327,529,158	--	--
Money Market Funds	62,845,542	62,845,542	--	--
Total Investments in Securities:	$3,974,678,247	$3,948,553,586	$26,124,661	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,073,374)	$(1,073,374)	$--	$--
Total Liabilities	$(1,073,374)	$(1,073,374)	$--	$--
Total Derivative Instruments:	$(1,073,374)	$(1,073,374)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Opportunities Portfolio

March 31, 2018

VIPGRO-QTLY-0518
1.799866.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 14.7%
Automobiles - 1.7%
Tesla, Inc. (a)(b)	45,797	$12,187,956
Hotels, Restaurants & Leisure - 1.1%
Hilton Grand Vacations, Inc. (a)	12,200	524,844
Starbucks Corp.	12,664	733,119
U.S. Foods Holding Corp. (a)	204,165	6,690,487
		7,948,450
Household Durables - 0.3%
Roku, Inc. Class A (b)	79,500	2,472,450
Internet & Direct Marketing Retail - 7.6%
Amazon.com, Inc. (a)	22,973	33,249,742
Groupon, Inc. (a)	477,600	2,072,784
JD.com, Inc. sponsored ADR (a)	43,100	1,745,119
Netflix, Inc. (a)	34,000	10,041,900
The Booking Holdings, Inc. (a)	850	1,768,332
Vipshop Holdings Ltd. ADR (a)	216,200	3,593,244
Wayfair LLC Class A (a)	47,502	3,207,810
		55,678,931
Media - 2.3%
Charter Communications, Inc. Class A (a)	27,063	8,422,547
Comcast Corp. Class A	107,078	3,658,855
Criteo SA sponsored ADR (a)	118,400	3,059,456
Naspers Ltd. Class N	600	146,561
The Walt Disney Co.	7,800	783,432
Vivendi SA	43,900	1,134,352
		17,205,203
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	38,700	3,672,630
Specialty Retail - 0.9%
Home Depot, Inc.	14,010	2,497,142
Lowe's Companies, Inc.	21,600	1,895,400
PC Jeweller Ltd.	73,497	364,892
TJX Companies, Inc.	20,000	1,631,200
Ulta Beauty, Inc. (a)	800	163,416
		6,552,050
Textiles, Apparel & Luxury Goods - 0.3%
lululemon athletica, Inc. (a)	23,272	2,074,001

TOTAL CONSUMER DISCRETIONARY		107,791,671

CONSUMER STAPLES - 3.7%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	11,500	2,621,080
Monster Beverage Corp. (a)	23,195	1,326,986
The Coca-Cola Co.	9,469	411,239
		4,359,305
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	7,000	1,319,010
CVS Health Corp.	3,100	192,851
Performance Food Group Co. (a)	266,608	7,958,249
Walmart, Inc.	900	80,073
		9,550,183
Personal Products - 0.2%
Unilever NV (Certificaten Van Aandelen) (Bearer)	30,600	1,727,231
Tobacco - 1.6%
British American Tobacco PLC (United Kingdom)	155,800	9,006,310
Juul Labs, Inc. (c)	560	13,546
Philip Morris International, Inc.	25,500	2,534,700
		11,554,556

TOTAL CONSUMER STAPLES		27,191,275

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Petronet LNG Ltd.	1,015,057	3,629,740
Reliance Industries Ltd.	502,006	6,863,299
Teekay LNG Partners LP	49,100	878,890
		11,371,929
FINANCIALS - 4.4%
Banks - 0.3%
HDFC Bank Ltd. sponsored ADR	23,400	2,311,218
Capital Markets - 3.7%
BlackRock, Inc. Class A	14,700	7,963,284
Cboe Global Markets, Inc.	64,200	7,325,220
Charles Schwab Corp.	82,200	4,292,484
MSCI, Inc.	3,000	448,410
S&P Global, Inc.	2,300	439,438
TD Ameritrade Holding Corp.	115,100	6,817,373
		27,286,209
Consumer Finance - 0.2%
Synchrony Financial	46,700	1,565,851
Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR (a)	43,600	1,196,820

TOTAL FINANCIALS		32,360,098

HEALTH CARE - 13.0%
Biotechnology - 7.8%
ACADIA Pharmaceuticals, Inc. (a)	16,818	377,900
Acorda Therapeutics, Inc. (a)	14,500	342,925
Agios Pharmaceuticals, Inc. (a)	16,000	1,308,480
Alexion Pharmaceuticals, Inc. (a)	89,152	9,936,882
Alkermes PLC (a)	20,700	1,199,772
Alnylam Pharmaceuticals, Inc. (a)	19,103	2,275,167
Amgen, Inc.	54,959	9,369,410
AnaptysBio, Inc. (a)	13,000	1,353,040
Ascendis Pharma A/S sponsored ADR (a)	8,600	562,440
aTyr Pharma, Inc. (a)(d)	22,036	58,395
BioMarin Pharmaceutical, Inc. (a)	26,300	2,132,141
bluebird bio, Inc. (a)	13,530	2,310,248
Blueprint Medicines Corp. (a)	1,600	146,720
Coherus BioSciences, Inc. (a)(b)	85,100	940,355
Epizyme, Inc. (a)	6,900	122,475
Five Prime Therapeutics, Inc. (a)	13,600	233,648
Insmed, Inc. (a)	88,142	1,984,958
Intercept Pharmaceuticals, Inc. (a)	2,500	153,800
Ionis Pharmaceuticals, Inc. (a)	79,406	3,500,216
Mirati Therapeutics, Inc. (a)	11,700	359,190
Neurocrine Biosciences, Inc. (a)	41,788	3,465,479
Opko Health, Inc. (a)	1	3
Prothena Corp. PLC (a)	25,802	947,191
Regeneron Pharmaceuticals, Inc. (a)	11,300	3,891,268
Rigel Pharmaceuticals, Inc. (a)	111,406	394,377
Sage Therapeutics, Inc. (a)	7,800	1,256,346
Sarepta Therapeutics, Inc. (a)	22,400	1,659,616
Sienna Biopharmaceuticals, Inc.	10,920	205,078
Spark Therapeutics, Inc. (a)(b)	26,800	1,784,612
TESARO, Inc. (a)(b)	45,200	2,582,728
Vertex Pharmaceuticals, Inc. (a)	13,000	2,118,740
Xencor, Inc. (a)	19,700	590,606
		57,564,206
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co.	6,200	1,343,540
Boston Scientific Corp. (a)	301,200	8,228,784
Danaher Corp.	7,000	685,370
Insulet Corp. (a)	23,800	2,062,984
Intuitive Surgical, Inc. (a)	900	371,547
		12,692,225
Health Care Providers & Services - 2.4%
Anthem, Inc.	23,500	5,162,950
Cigna Corp.	11,800	1,979,332
G1 Therapeutics, Inc.	4,400	163,020
Humana, Inc.	15,800	4,247,514
OptiNose, Inc.	12,100	242,242
UnitedHealth Group, Inc.	27,200	5,820,800
		17,615,858
Health Care Technology - 0.0%
athenahealth, Inc. (a)	856	122,434
Cerner Corp. (a)	1,000	58,000
		180,434
Pharmaceuticals - 1.1%
Akcea Therapeutics, Inc. (b)	59,200	1,516,112
Allergan PLC	20,063	3,376,402
Bristol-Myers Squibb Co.	6,700	423,775
Nektar Therapeutics (a)	16,300	1,732,038
Theravance Biopharma, Inc. (a)(b)	35,000	848,750
		7,897,077

TOTAL HEALTH CARE		95,949,800

INDUSTRIALS - 3.6%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC	30,900	377,787
Air Freight & Logistics - 0.1%
FedEx Corp.	4,400	1,056,484
Airlines - 1.5%
Alaska Air Group, Inc.	25,300	1,567,588
Allegiant Travel Co.	2,400	414,120
JetBlue Airways Corp. (a)	15,300	310,896
Spirit Airlines, Inc. (a)	237,400	8,968,972
		11,261,576
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	9,400	478,742
Electrical Equipment - 0.3%
Sunrun, Inc. (a)(b)	262,100	2,340,553
Machinery - 0.1%
Allison Transmission Holdings, Inc.	18,500	722,610
Professional Services - 0.3%
TransUnion Holding Co., Inc. (a)	40,300	2,288,234
Road & Rail - 0.2%
Union Pacific Corp.	9,200	1,236,756
Trading Companies & Distributors - 0.9%
Bunzl PLC	234,000	6,877,927

TOTAL INDUSTRIALS		26,640,669

INFORMATION TECHNOLOGY - 49.3%
Communications Equipment - 1.3%
Carvana Co. Class A (b)	389,400	8,928,942
NETGEAR, Inc. (a)	8,600	491,920
		9,420,862
Internet Software & Services - 15.8%
2U, Inc. (a)	1,900	159,657
Alibaba Group Holding Ltd. sponsored ADR (a)	37,500	6,882,750
Alphabet, Inc.:
Class A (a)	16,202	16,803,742
Class C (a)	31,263	32,256,851
ANGI Homeservices, Inc. Class A (a)(b)	95,300	1,294,174
CarGurus, Inc. Class A (b)	1,100	42,317
Dropbox, Inc. (a)	3,700	115,625
Facebook, Inc. Class A (a)	159,310	25,456,145
GoDaddy, Inc. (a)	105,720	6,493,322
IAC/InterActiveCorp (a)	12,700	1,986,026
MongoDB, Inc. Class B	41,407	1,707,211
NetEase, Inc. ADR	1,200	336,468
The Trade Desk, Inc. (a)(b)	143,000	7,095,660
Wix.com Ltd. (a)	195,907	15,584,402
		116,214,350
IT Services - 8.1%
Accenture PLC Class A	3,000	460,500
Alliance Data Systems Corp.	36,800	7,833,248
Cognizant Technology Solutions Corp. Class A	89,864	7,234,052
EPAM Systems, Inc. (a)	13,400	1,534,568
FleetCor Technologies, Inc. (a)	5,800	1,174,500
Global Payments, Inc.	61,000	6,802,720
Luxoft Holding, Inc. (a)	148,500	6,081,075
MasterCard, Inc. Class A	52,400	9,178,384
PayPal Holdings, Inc. (a)	60,700	4,605,309
Visa, Inc. Class A	98,600	11,794,532
Worldpay, Inc. (a)	37,900	3,116,896
		59,815,784
Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	34,300	3,125,759
Broadcom Ltd.	40,400	9,520,260
Marvell Technology Group Ltd.	52,200	1,096,200
Micron Technology, Inc. (a)	95,900	5,000,226
NVIDIA Corp.	38,000	8,800,420
ON Semiconductor Corp. (a)	77,000	1,883,420
Qualcomm, Inc.	53,300	2,953,353
		32,379,638
Software - 13.7%
Activision Blizzard, Inc.	100,200	6,759,492
Adobe Systems, Inc. (a)	46,500	10,047,720
Autodesk, Inc. (a)	51,100	6,417,138
Citrix Systems, Inc. (a)	41,300	3,832,640
Electronic Arts, Inc. (a)	31,100	3,770,564
Intuit, Inc.	11,900	2,062,865
Microsoft Corp.	385,749	35,207,311
Red Hat, Inc. (a)	14,000	2,093,140
Salesforce.com, Inc. (a)	144,377	16,791,045
ServiceNow, Inc. (a)	45,900	7,594,155
Snap, Inc. Class A (a)	11,300	179,331
Workday, Inc. Class A (a)	44,300	5,630,973
Zscaler, Inc. (a)	1,500	42,105
		100,428,479
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	263,243	44,166,912

TOTAL INFORMATION TECHNOLOGY		362,426,025

MATERIALS - 3.1%
Chemicals - 3.0%
DowDuPont, Inc.	67,305	4,288,002
LG Chemical Ltd.	9,961	3,614,885
LyondellBasell Industries NV Class A	80,700	8,528,376
The Chemours Co. LLC	111,200	5,416,552
		21,847,815
Containers & Packaging - 0.1%
Ball Corp.	20,200	802,142

TOTAL MATERIALS		22,649,957

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	112,400	16,336,216
Equinix, Inc.	6,000	2,508,840
		18,845,056
Real Estate Management & Development - 0.0%
Redfin Corp. (b)	12,216	278,891

TOTAL REAL ESTATE		19,123,947

TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
T-Mobile U.S., Inc. (a)	246,500	15,046,360
TOTAL COMMON STOCKS
(Cost $436,861,094)		720,551,731

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.1%
CONSUMER STAPLES - 0.7%
Tobacco - 0.7%
JUUL Labs, Inc. Series C (a)(c)(e)	215,881	5,222,161
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (c)(e)	65,670	522,733
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(c)(e)	66,008	2,316,881
Software - 0.0%
Cloudflare, Inc. Series D, 8.00% (a)(c)(e)	5,997	42,099
TOTAL INFORMATION TECHNOLOGY		2,358,980

TOTAL CONVERTIBLE PREFERRED STOCKS		8,103,874

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. Series A (c)(e)	215,881	278,486
TOTAL PREFERRED STOCKS
(Cost $2,507,702)		8,382,360

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 1.72% (f)	1,175,008	1,175,243
Fidelity Securities Lending Cash Central Fund 1.72% (f)(g)	33,213,388	33,220,031
TOTAL MONEY MARKET FUNDS
(Cost $34,392,146)		34,395,274
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $473,760,942)		763,329,365
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(27,765,159)
NET ASSETS - 100%		$735,564,206

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,395 or 0.0% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,382,360 or 1.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Cloudflare, Inc. Series D, 8.00%	11/5/14	$36,735
Clover Health Series D	6/7/17	$615,840
JUUL Labs, Inc. Series C	5/22/15	$671,390
PAX Labs, Inc. Series A	5/22/15	$159,752
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$1,023,986

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,313
Fidelity Securities Lending Cash Central Fund	250,967
Total	$271,280

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$107,791,671	$107,426,779	$364,892	$--
Consumer Staples	32,691,922	16,444,188	10,733,541	5,514,193
Energy	11,371,929	878,890	10,493,039	--
Financials	32,882,831	32,360,098	--	522,733
Health Care	95,949,800	95,949,800	--	--
Industrials	26,640,669	26,262,882	377,787	--
Information Technology	364,785,005	360,718,814	1,707,211	2,358,980
Materials	22,649,957	22,649,957	--	--
Real Estate	19,123,947	19,123,947	--	--
Telecommunication Services	15,046,360	15,046,360	--	--
Money Market Funds	34,395,274	34,395,274	--	--
Total Investments in Securities:	$763,329,365	$731,256,989	$23,676,470	$8,395,906

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$21,293,641
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$7,962,306
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	433,600
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$8,395,906
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2018	$433,600

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$8,395,906	Market approach	Transaction price	$32.97 - $48.77 / $40.87	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	1.0 - 10.7 / 4.5	Increase
			Discount rate	10.0%	Decrease
			Premium rate	39.5%	Increase
			Discount for lack of marketability	20.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

March 31, 2018

VIPMID-QTLY-0518
1.799869.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.5%
Aptiv PLC	171,361	$14,560,544
Delphi Technologies PLC	58,420	2,783,713
Gentex Corp.	936,492	21,558,046
		38,902,303
Distributors - 0.1%
LKQ Corp. (a)	199,600	7,574,820
Diversified Consumer Services - 0.4%
Houghton Mifflin Harcourt Co. (a)	2,536,300	17,627,285
New Oriental Education & Technology Group, Inc. sponsored ADR	234,996	20,597,399
		38,224,684
Hotels, Restaurants & Leisure - 2.9%
Bojangles', Inc. (a)	225,700	3,125,945
Darden Restaurants, Inc.	166,800	14,219,700
DineEquity, Inc. (b)(c)	1,261,000	82,696,380
Jubilant Foodworks Ltd.	75,070	2,704,563
Las Vegas Sands Corp.	496,888	35,726,247
Texas Roadhouse, Inc. Class A	356,800	20,615,904
The Restaurant Group PLC	166,500	592,876
Wyndham Worldwide Corp.	548,300	62,741,969
Yum China Holdings, Inc.	573,700	23,808,550
		246,232,134
Household Durables - 1.9%
D.R. Horton, Inc.	203,000	8,899,520
iRobot Corp. (a)(b)	64,680	4,151,809
Lennar Corp.:
Class A	467,700	27,566,238
Class B	13,430	640,477
Maisons du Monde SA (d)	20,005	730,085
Mohawk Industries, Inc. (a)	22,500	5,224,950
NVR, Inc. (a)	100	280,000
Panasonic Corp.	2,119,000	30,289,920
PulteGroup, Inc.	1,470,800	43,373,892
SodaStream International Ltd. (a)	8,918	818,940
Toll Brothers, Inc.	1,011,000	43,725,750
		165,701,581
Leisure Products - 1.0%
Bandai Namco Holdings, Inc.	81,900	2,690,104
Polaris Industries, Inc. (b)	641,947	73,515,770
Vista Outdoor, Inc. (a)	615,200	10,040,064
		86,245,938
Media - 1.7%
China Literature Ltd. (a)(d)	421	3,931
Interpublic Group of Companies, Inc.	2,753,485	63,412,760
Lions Gate Entertainment Corp.:
Class A (b)	460,150	11,885,675
Class B	460,150	11,080,412
Naspers Ltd. Class N	73,200	17,880,493
News Corp. Class A	690,000	10,902,000
Omnicom Group, Inc.	455,800	33,122,986
		148,288,257
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	433,600	41,148,640
Specialty Retail - 0.5%
AutoZone, Inc. (a)	2,932	1,901,959
CarMax, Inc. (a)	2,200	136,268
Foot Locker, Inc.	143,687	6,543,506
GNC Holdings, Inc. Class A (a)	2,400	9,264
Murphy U.S.A., Inc. (a)	56,462	4,110,434
Party City Holdco, Inc. (a)(b)	549,900	8,578,440
Williams-Sonoma, Inc.	373,600	19,711,136
		40,991,007
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	165,625	14,911,219
G-III Apparel Group Ltd. (a)	1,337,244	50,387,354
Michael Kors Holdings Ltd. (a)	499,800	31,027,584
Page Industries Ltd.	19,804	6,928,931
PVH Corp.	479,300	72,580,399
Under Armour, Inc. Class C (non-vtg.) (a)(b)	53,400	766,290
VF Corp.	25,876	1,917,929
		178,519,706

TOTAL CONSUMER DISCRETIONARY		991,829,070

CONSUMER STAPLES - 3.3%
Beverages - 0.1%
C&C Group PLC	2,695,822	8,823,417
Dr. Pepper Snapple Group, Inc.	7,325	867,134
		9,690,551
Food & Staples Retailing - 0.1%
Conviviality PLC (e)	1,722,997	1,223,187
Sprouts Farmers Market LLC (a)	446,310	10,474,896
		11,698,083
Food Products - 2.8%
Britannia Industries Ltd.	15,000	1,149,980
Campbell Soup Co.	405,900	17,579,529
Ezaki Glico Co. Ltd.	544,800	28,518,735
Hostess Brands, Inc. Class A (a)	994,700	14,711,613
Ingredion, Inc.	104,805	13,511,461
Nomad Foods Ltd. (a)	2,956,700	46,538,458
Post Holdings, Inc. (a)	127,800	9,682,128
The J.M. Smucker Co.	541,900	67,201,019
TreeHouse Foods, Inc. (a)	375,500	14,370,385
Tyson Foods, Inc. Class A	401,400	29,378,466
		242,641,774
Household Products - 0.3%
Essity AB Class B	805,100	22,234,791

TOTAL CONSUMER STAPLES		286,265,199

ENERGY - 6.2%
Energy Equipment & Services - 2.5%
Baker Hughes, a GE Co. Class A	413,081	11,471,259
Dril-Quip, Inc. (a)	430,600	19,290,880
Ensco PLC Class A (b)	7,404,300	32,504,877
Frank's International NV (b)	1,496,000	8,123,280
Halliburton Co.	978,000	45,907,320
Nabors Industries Ltd.	2,753,200	19,244,868
National Oilwell Varco, Inc.	556,100	20,470,041
Noble Corp. (a)	819,000	3,038,490
Oceaneering International, Inc.	569,700	10,562,238
Precision Drilling Corp. (a)	11,210,200	31,150,321
Superior Energy Services, Inc. (a)	1,723,300	14,527,419
		216,290,993
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.	1,228,400	74,207,644
Andeavor	96,309	9,684,833
Antero Resources Corp. (a)	322,600	6,403,610
Apache Corp.	559,496	21,529,406
Cabot Oil & Gas Corp.	264,100	6,333,118
Cheniere Energy, Inc. (a)	747,100	39,932,495
Cimarex Energy Co.	300,652	28,110,962
Newfield Exploration Co. (a)	721,000	17,606,820
Noble Energy, Inc.	492,000	14,907,600
Parsley Energy, Inc. Class A (a)	430,900	12,491,791
PDC Energy, Inc. (a)	152,500	7,477,075
Phillips 66 Co.	19,400	1,860,848
Southwestern Energy Co. (a)	3,394,950	14,700,134
Suncor Energy, Inc.	936,100	32,325,912
Teekay LNG Partners LP	390,086	6,982,539
Whiting Petroleum Corp. (a)	226,100	7,651,224
World Fuel Services Corp.	511,600	12,559,780
		314,765,791

TOTAL ENERGY		531,056,784

FINANCIALS - 19.5%
Banks - 9.4%
Banco Comercial Portugues SA (Reg.) (a)	181,057,400	60,596,725
Bank of the Ozarks, Inc.	485,800	23,449,566
BankUnited, Inc.	508,861	20,344,263
Boston Private Financial Holdings, Inc.	1,520,016	22,876,241
CIT Group, Inc.	1,155,100	59,487,650
Comerica, Inc.	413,929	39,708,209
Commerce Bancshares, Inc.	483,204	28,948,752
CVB Financial Corp.	938,500	21,247,640
East West Bancorp, Inc.	100,700	6,297,778
First Citizen Bancshares, Inc.	75,700	31,282,268
First Commonwealth Financial Corp.	1,056,900	14,933,997
First Republic Bank	380,800	35,265,888
FNB Corp., Pennsylvania	732,700	9,854,815
Great Western Bancorp, Inc.	195,530	7,873,993
Hanmi Financial Corp.	544,596	16,746,327
Heartland Financial U.S.A., Inc.	117,100	6,212,155
Hilltop Holdings, Inc.	47,000	1,102,620
Huntington Bancshares, Inc.	5,024,416	75,868,682
Investors Bancorp, Inc.	1,157,300	15,785,572
KeyCorp	1,344,200	26,279,110
Lakeland Financial Corp.	266,219	12,307,304
M&T Bank Corp.	194,900	35,931,764
Old National Bancorp, Indiana	151,900	2,567,110
Prosperity Bancshares, Inc.	438,100	31,819,203
Regions Financial Corp.	1,592,000	29,579,360
Signature Bank (a)	230,800	32,762,060
Societe Generale Series A	15,600	847,242
SunTrust Banks, Inc.	632,865	43,060,135
TCF Financial Corp.	1,574,225	35,908,072
UMB Financial Corp.	398,600	28,854,654
Union Bankshares Corp.	236,400	8,678,244
Univest Corp. of Pennsylvania	61,900	1,714,630
Valley National Bancorp	1,251,500	15,593,690
Wintrust Financial Corp.	73,600	6,333,280
		810,118,999
Capital Markets - 3.6%
Affiliated Managers Group, Inc.	349,000	66,163,420
Ameriprise Financial, Inc.	115,613	17,103,787
Cboe Global Markets, Inc.	108,700	12,402,670
CRISIL Ltd.	78,365	2,274,867
E*TRADE Financial Corp. (a)	324,500	17,980,545
Federated Investors, Inc. Class B (non-vtg.)	31,600	1,055,440
Greenhill & Co., Inc.	2,700	49,950
Invesco Ltd.	406,800	13,021,668
Lazard Ltd. Class A	50,745	2,667,157
Legg Mason, Inc.	377,700	15,353,505
Moody's Corp.	151,600	24,453,080
OM Asset Management Ltd.	76,733	1,209,312
Raymond James Financial, Inc.	300,895	26,903,022
S&P Global, Inc.	431,730	82,486,334
Stifel Financial Corp.	422,000	24,995,060
		308,119,817
Consumer Finance - 1.5%
Capital One Financial Corp.	542,900	52,020,678
Discover Financial Services	163,300	11,746,169
Kruk SA	82,900	5,279,406
OneMain Holdings, Inc. (a)	157,400	4,712,556
SLM Corp. (a)	1,627,246	18,241,428
Synchrony Financial	984,300	33,003,579
		125,003,816
Insurance - 3.6%
AFLAC, Inc.	1,663,200	72,781,632
Bajaj Finserv Ltd.	54,608	4,370,442
Chubb Ltd.	152,839	20,903,790
Direct Line Insurance Group PLC	1,130,433	6,047,409
First American Financial Corp.	102,700	6,026,436
Hiscox Ltd.	1,582,560	32,328,029
Hyundai Fire & Marine Insurance Co. Ltd.	295,241	10,811,685
Primerica, Inc.	258,520	24,973,032
Principal Financial Group, Inc.	973,900	59,320,249
Reinsurance Group of America, Inc.	443,924	68,364,296
The Travelers Companies, Inc.	7,000	972,020
		306,899,020
Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd. (a)	2,706,800	115,201,408
Housing Development Finance Corp. Ltd.	262,668	7,410,986
		122,612,394

TOTAL FINANCIALS		1,672,754,046

HEALTH CARE - 13.8%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	572,900	63,855,434
AMAG Pharmaceuticals, Inc. (a)(b)	604,000	12,170,600
Amgen, Inc.	274,500	46,796,760
BioMarin Pharmaceutical, Inc. (a)	169,400	13,733,258
Myriad Genetics, Inc. (a)	28,600	845,130
Regeneron Pharmaceuticals, Inc. (a)	29,600	10,193,056
REGENXBIO, Inc. (a)	427,700	12,766,845
Sarepta Therapeutics, Inc. (a)	76,000	5,630,840
United Therapeutics Corp. (a)	329,000	36,966,440
		202,958,363
Health Care Equipment & Supplies - 5.0%
Becton, Dickinson & Co.	113,700	24,638,790
Boston Scientific Corp. (a)	2,378,603	64,983,434
ConvaTec Group PLC (d)	4,729,844	13,212,219
ConvaTec Group PLC ADR	788,800	8,810,896
Dentsply Sirona, Inc.	444,500	22,362,795
Hill-Rom Holdings, Inc.	236,111	20,541,657
Hologic, Inc. (a)	829,824	31,002,225
LivaNova PLC (a)	116,393	10,300,781
Medtronic PLC	563,000	45,163,860
ResMed, Inc.	182,448	17,965,655
Steris PLC	895,100	83,566,536
The Cooper Companies, Inc.	108,383	24,799,114
Zimmer Biomet Holdings, Inc.	544,900	59,415,896
		426,763,858
Health Care Providers & Services - 2.9%
Cardinal Health, Inc.	810,047	50,773,746
Centene Corp. (a)	1,738	185,740
Cigna Corp.	137,200	23,013,928
DaVita HealthCare Partners, Inc. (a)	250,800	16,537,752
Envision Healthcare Corp. (a)	749,400	28,799,442
HCA Holdings, Inc.	91,335	8,859,495
Laboratory Corp. of America Holdings (a)	88,400	14,298,700
McKesson Corp.	333,350	46,959,015
MEDNAX, Inc. (a)	19,200	1,068,096
Premier, Inc. (a)	341,800	10,701,758
Ryman Healthcare Group Ltd.	913,189	6,988,994
Spire Healthcare Group PLC (d)	3,096,756	9,089,214
UnitedHealth Group, Inc.	26,619	5,696,466
Universal Health Services, Inc. Class B	263,900	31,248,399
		254,220,745
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	696,106	46,569,491
Bruker Corp.	680,100	20,348,592
Cambrex Corp. (a)	2,300	120,290
Charles River Laboratories International, Inc. (a)	1,400	149,436
Thermo Fisher Scientific, Inc.	293,363	60,567,725
		127,755,534
Pharmaceuticals - 2.0%
Allergan PLC	80,100	13,480,029
Catalent, Inc. (a)	476,900	19,581,514
Endo International PLC (a)	1,045,000	6,207,300
Impax Laboratories, Inc. (a)	792,024	15,404,867
Jazz Pharmaceuticals PLC (a)	378,571	57,160,435
Nektar Therapeutics (a)	157,700	16,757,202
Perrigo Co. PLC	151,900	12,659,346
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	1,689,356	28,871,094
Theravance Biopharma, Inc. (a)	10,605	257,171
		170,378,958

TOTAL HEALTH CARE		1,182,077,458

INDUSTRIALS - 12.0%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	130,200	5,118,162
Bombardier, Inc. Class B (sub. vtg.) (a)	4,535,200	13,200,605
Harris Corp.	117,300	18,918,144
Hexcel Corp.	88,700	5,729,133
Huntington Ingalls Industries, Inc.	206,800	53,304,768
MTU Aero Engines Holdings AG	5,514	928,147
Textron, Inc.	561,781	33,128,226
		130,327,185
Air Freight & Logistics - 0.9%
Air Transport Services Group, Inc. (a)	9,400	219,208
Atlas Air Worldwide Holdings, Inc. (a)	100	6,045
C.H. Robinson Worldwide, Inc.	178,700	16,745,977
FedEx Corp.	203,311	48,817,004
XPO Logistics, Inc. (a)	93,781	9,547,844
		75,336,078
Airlines - 1.2%
Allegiant Travel Co.	394,200	68,019,210
Copa Holdings SA Class A	71,600	9,209,908
Spirit Airlines, Inc. (a)	659,013	24,897,511
		102,126,629
Building Products - 1.0%
A.O. Smith Corp.	320,900	20,406,031
Johnson Controls International PLC	1,837,376	64,749,130
Lennox International, Inc.	17,357	3,547,250
Toto Ltd.	21,100	1,112,457
		89,814,868
Commercial Services & Supplies - 1.0%
Deluxe Corp.	222,098	16,437,473
HNI Corp.	42,500	1,533,825
KAR Auction Services, Inc.	208,582	11,305,144
Knoll, Inc.	1,376,506	27,791,656
Multi-Color Corp.	34,600	2,285,330
Novus Holdings Ltd.	25,318	9,795
Steelcase, Inc. Class A	121,800	1,656,480
Stericycle, Inc. (a)	352,500	20,631,825
		81,651,528
Construction & Engineering - 1.1%
EMCOR Group, Inc.	394,607	30,751,724
Fluor Corp.	304,800	17,440,656
Jacobs Engineering Group, Inc.	721,455	42,674,063
KBR, Inc.	266,423	4,313,388
		95,179,831
Electrical Equipment - 0.9%
Acuity Brands, Inc.	43,000	5,985,170
AMETEK, Inc.	196,400	14,920,508
Melrose Industries PLC	915,939	2,968,494
Regal Beloit Corp.	772,415	56,656,640
		80,530,812
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	54,700	5,711,227
ITT, Inc.	240,900	11,799,282
Smiths Group PLC	1,444,965	30,682,972
		48,193,481
Machinery - 2.6%
Allison Transmission Holdings, Inc.	214,200	8,366,652
Colfax Corp. (a)	742,800	23,695,320
Cummins, Inc.	13,875	2,248,999
Fanuc Corp.	100	25,337
Flowserve Corp.	464,600	20,131,118
IDEX Corp.	17,500	2,493,925
Ingersoll-Rand PLC	476,345	40,732,261
KION Group AG	241,700	22,525,058
Nabtesco Corp.	100	3,858
Pentair PLC	100,500	6,847,065
Proto Labs, Inc. (a)	9,022	1,060,536
Rexnord Corp. (a)	2,212,734	65,673,945
SMC Corp.	100	40,477
Wabtec Corp. (b)	378,046	30,772,944
Xylem, Inc.	100	7,692
		224,625,187
Professional Services - 0.2%
Dun & Bradstreet Corp.	178,905	20,931,885
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	41,600	4,873,440
Knight-Swift Transportation Holdings, Inc. Class A	816	37,544
Old Dominion Freight Lines, Inc.	100	14,697
		4,925,681
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	675,294	28,781,030
HD Supply Holdings, Inc. (a)	367,700	13,950,538
Misumi Group, Inc.	746,800	20,500,942
Univar, Inc. (a)	120,000	3,330,000
WESCO International, Inc. (a)	107,000	6,639,350
		73,201,860

TOTAL INDUSTRIALS		1,026,845,025

INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 1.1%
CommScope Holding Co., Inc. (a)	750,490	29,997,085
F5 Networks, Inc. (a)	458,454	66,297,033
Mitel Networks Corp. (a)	108,800	1,008,322
		97,302,440
Electronic Equipment & Components - 2.9%
Amphenol Corp. Class A	52,000	4,478,760
Anixter International, Inc. (a)	83,000	6,287,250
Avnet, Inc.	696,430	29,082,917
Belden, Inc.	322,900	22,260,726
CDW Corp.	690,401	48,542,094
Fabrinet	221,900	6,963,222
Jabil, Inc.	848,941	24,390,075
Keyence Corp.	100	62,065
Keysight Technologies, Inc. (a)	583,853	30,588,059
National Instruments Corp.	100	5,057
Samsung SDI Co. Ltd.	63,090	11,432,952
TE Connectivity Ltd.	382,766	38,238,323
Trimble, Inc. (a)	651,100	23,361,468
		245,692,968
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)	1,336,600	94,871,868
Alibaba Group Holding Ltd. sponsored ADR (a)	32,800	6,020,112
Alphabet, Inc. Class C (a)	53,802	55,512,366
Carbonite, Inc. (a)	274,200	7,896,960
Care.com, Inc. (a)	100	1,627
Tencent Holdings Ltd.	506,600	27,194,070
		191,497,003
IT Services - 9.3%
Alliance Data Systems Corp.	42,000	8,940,120
Blackhawk Network Holdings, Inc. (a)	28,094	1,255,802
Broadridge Financial Solutions, Inc.	22,503	2,468,354
Cognizant Technology Solutions Corp. Class A	441,593	35,548,237
Conduent, Inc. (a)	4,146,409	77,289,064
CSRA, Inc.	949,300	39,139,639
EPAM Systems, Inc. (a)	276,200	31,630,424
Euronet Worldwide, Inc. (a)	905,977	71,499,705
ExlService Holdings, Inc. (a)	582,000	32,458,140
Fidelity National Information Services, Inc.	281,177	27,077,345
FleetCor Technologies, Inc. (a)	449,840	91,092,600
Genpact Ltd.	2,525,388	80,787,162
Global Payments, Inc.	286,476	31,947,804
Leidos Holdings, Inc.	555,300	36,316,620
Maximus, Inc.	373,600	24,934,064
PayPal Holdings, Inc. (a)	210,200	15,947,874
The Western Union Co.	965,948	18,575,180
Total System Services, Inc.	1,174,210	101,287,355
Visa, Inc. Class A	301,800	36,101,316
Worldpay, Inc. (a)	355,400	29,228,096
		793,524,901
Semiconductors & Semiconductor Equipment - 2.8%
ASML Holding NV (Netherlands)	25,200	4,996,999
Cree, Inc. (a)	100	4,031
Marvell Technology Group Ltd.	973,500	20,443,500
NVIDIA Corp.	203,033	47,020,412
ON Semiconductor Corp. (a)	548,100	13,406,526
Qualcomm, Inc.	763,900	42,327,699
Renesas Electronics Corp. (a)	589,000	5,922,936
Semtech Corp. (a)	916,751	35,799,127
Skyworks Solutions, Inc.	297,600	29,837,376
Synaptics, Inc. (a)	434,700	19,878,831
Teradyne, Inc.	403,400	18,439,414
		238,076,851
Software - 3.2%
Activision Blizzard, Inc.	1,297,400	87,522,604
Electronic Arts, Inc. (a)	973,490	118,025,928
Fair Isaac Corp.	200,000	33,874,000
Intuit, Inc.	162,997	28,255,530
Synopsys, Inc. (a)	35,049	2,917,479
		270,595,541

TOTAL INFORMATION TECHNOLOGY		1,836,689,704

MATERIALS - 7.9%
Chemicals - 5.6%
Ashland Global Holdings, Inc.	263,226	18,370,543
Cabot Corp.	393,200	21,909,104
Celanese Corp. Class A	316,600	31,726,486
CF Industries Holdings, Inc.	798,700	30,134,951
Eastman Chemical Co.	413,600	43,667,888
H.B. Fuller Co.	428,575	21,313,035
Innospec, Inc.	121,109	8,308,077
LG Chemical Ltd.	101,195	36,724,050
LyondellBasell Industries NV Class A	717,000	75,772,560
Orion Engineered Carbons SA	668,600	18,119,060
PolyOne Corp.	661,060	28,108,271
PPG Industries, Inc.	162,400	18,123,840
The Chemours Co. LLC	896,000	43,644,160
The Mosaic Co.	2,780,700	67,515,396
W.R. Grace & Co.	67,300	4,120,779
Westlake Chemical Corp.	71,800	7,980,570
		475,538,770
Construction Materials - 0.1%
Taiheiyo Cement Corp.	143,700	5,219,684
Containers & Packaging - 1.5%
Aptargroup, Inc.	178,530	16,037,350
Avery Dennison Corp.	13,677	1,453,181
Graphic Packaging Holding Co.	2,568,200	39,421,870
Packaging Corp. of America	176,400	19,880,280
WestRock Co.	825,100	52,946,667
		129,739,348
Metals & Mining - 0.7%
B2Gold Corp. (a)	7,151,500	19,594,671
Continental Gold, Inc. (a)	245,200	673,736
First Quantum Minerals Ltd.	807,000	11,331,261
Freeport-McMoRan, Inc.	570,100	10,016,657
Guyana Goldfields, Inc. (a)	727,900	2,813,631
New Gold, Inc. (a)	2,039,120	5,286,344
Randgold Resources Ltd. sponsored ADR	97,032	8,076,944
Tahoe Resources, Inc.	1,138,000	5,343,967
Torex Gold Resources, Inc. (a)	195,400	1,199,685
		64,336,896

TOTAL MATERIALS		674,834,698

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Extra Space Storage, Inc.	260,500	22,757,280
Hibernia (REIT) PLC	12,522,346	22,249,326
JBG SMITH Properties	306,900	10,345,599
Outfront Media, Inc.	356,500	6,680,810
Safestore Holdings PLC	3,276,386	22,570,139
Store Capital Corp.	627,991	15,586,737
Urban Edge Properties	28,500	608,475
VEREIT, Inc.	1,777,950	12,374,532
		113,172,898
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	427,123	20,168,748
Hysan Development Co. Ltd.	894,000	4,744,315
Jones Lang LaSalle, Inc.	106,015	18,514,460
Olav Thon Eiendomsselskap A/S	428,500	7,854,208
Sino Land Ltd.	3,631,758	5,886,537
Tai Cheung Holdings Ltd.	1,653,000	1,861,380
Wing Tai Holdings Ltd.	4,421,600	7,010,413
		66,040,061

TOTAL REAL ESTATE		179,212,959

UTILITIES - 1.9%
Electric Utilities - 0.7%
Exelon Corp.	357,800	13,957,778
Vistra Energy Corp. (a)	2,063,800	42,988,954
		56,946,732
Gas Utilities - 0.2%
China Resource Gas Group Ltd.	1,974,000	6,903,070
ENN Energy Holdings Ltd.	818,000	7,352,926
		14,255,996
Independent Power and Renewable Electricity Producers - 1.0%
Dynegy, Inc. (a)	290,500	3,927,560
The AES Corp.	7,657,600	87,066,912
		90,994,472

TOTAL UTILITIES		162,197,200

TOTAL COMMON STOCKS
(Cost $6,722,055,622)		8,543,762,143

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%
(Cost $8,358,700)	405,466	10,531,979

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.72% (f)	4,193,151	4,193,989
Fidelity Securities Lending Cash Central Fund 1.72% (f)(g)	130,792,426	130,818,585
TOTAL MONEY MARKET FUNDS
(Cost $134,999,494)		135,012,574
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $6,865,413,816)		8,689,306,696
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(124,786,186)
NET ASSETS - 100%		$8,564,520,510

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,035,449 or 0.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,970
Fidelity Securities Lending Cash Central Fund	98,995
Total	$116,965

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
DineEquity, Inc.	$63,970,530	$--	$--	$794,430	$--	$18,725,850	$82,696,380
Total	$63,970,530	$--	$--	$794,430	$--	$18,725,850	$82,696,380

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$991,829,070	$982,191,645	$9,637,425	$--
Consumer Staples	286,265,199	283,892,032	1,149,980	1,223,187
Energy	531,056,784	531,056,784	--	--
Financials	1,683,286,025	1,668,382,488	14,903,537	--
Health Care	1,182,077,458	1,182,077,458	--	--
Industrials	1,026,845,025	1,026,845,025	--	--
Information Technology	1,836,689,704	1,804,498,635	32,191,069	--
Materials	674,834,698	674,834,698	--	--
Real Estate	179,212,959	151,856,106	27,356,853	--
Utilities	162,197,200	147,941,204	14,255,996	--
Money Market Funds	135,012,574	135,012,574	--	--
Total Investments in Securities:	$8,689,306,696	$8,588,588,649	$99,494,860	$1,223,187

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Strategies Portfolio

March 31, 2018

VIPVS-QTLY-0518
1.799889.114

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Diversified Consumer Services - 0.6%
Houghton Mifflin Harcourt Co. (a)	385,510	$2,679,295
Hotels, Restaurants & Leisure - 2.6%
Eldorado Resorts, Inc. (a)	104,527	3,449,391
U.S. Foods Holding Corp. (a)	181,400	5,944,478
Wyndham Worldwide Corp.	11,349	1,298,666
		10,692,535
Household Durables - 0.6%
D.R. Horton, Inc.	59,800	2,621,632
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group Series A (a)	88,800	2,235,096
Leisure Products - 0.8%
Mattel, Inc. (b)	268,100	3,525,515
Media - 4.4%
GCI Liberty, Inc. (a)	75,600	3,996,216
Liberty Global PLC Class C (a)	143,000	4,351,490
Omnicom Group, Inc.	56,600	4,113,122
Sinclair Broadcast Group, Inc. Class A (b)	115,900	3,627,670
Time Warner, Inc.	25,000	2,364,500
		18,452,998
Specialty Retail - 1.9%
Lowe's Companies, Inc.	34,300	3,009,825
O'Reilly Automotive, Inc. (a)	10,300	2,548,014
Signet Jewelers Ltd.	57,400	2,211,048
		7,768,887

TOTAL CONSUMER DISCRETIONARY		47,975,958

CONSUMER STAPLES - 4.9%
Beverages - 1.1%
Cott Corp.	303,961	4,470,882
Food & Staples Retailing - 0.9%
CVS Health Corp.	59,600	3,707,716
Food Products - 2.9%
Darling International, Inc. (a)	334,763	5,791,400
Kellogg Co.	32,200	2,093,322
The J.M. Smucker Co.	35,100	4,352,751
		12,237,473

TOTAL CONSUMER STAPLES		20,416,071

ENERGY - 8.2%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	153,500	4,262,695
Oil, Gas & Consumable Fuels - 7.2%
Andeavor	54,800	5,510,688
Boardwalk Pipeline Partners, LP	333,423	3,384,243
Cabot Oil & Gas Corp.	114,500	2,745,710
Cheniere Energy, Inc. (a)	83,300	4,452,385
EQT Corp.	56,300	2,674,813
GasLog Ltd. (b)	216,078	3,554,483
Lundin Petroleum AB	174,700	4,385,389
Teekay Corp. (b)	455,992	3,688,975
		30,396,686

TOTAL ENERGY		34,659,381

FINANCIALS - 20.5%
Banks - 4.7%
U.S. Bancorp	188,816	9,535,208
Wells Fargo & Co.	191,430	10,032,846
		19,568,054
Capital Markets - 6.5%
Apollo Global Management LLC Class A	217,813	6,451,621
Legg Mason, Inc.	178,392	7,251,635
State Street Corp.	57,900	5,774,367
The Blackstone Group LP	248,900	7,952,355
		27,429,978
Consumer Finance - 6.7%
Discover Financial Services	130,800	9,408,444
OneMain Holdings, Inc. (a)	129,000	3,862,260
SLM Corp. (a)	337,800	3,786,738
Synchrony Financial	332,600	11,152,078
		28,209,520
Diversified Financial Services - 0.8%
Donnelley Financial Solutions, Inc. (a)	196,400	3,372,188
Insurance - 1.8%
Chubb Ltd.	54,000	7,385,580

TOTAL FINANCIALS		85,965,320

HEALTH CARE - 5.0%
Biotechnology - 2.5%
Amgen, Inc.	31,500	5,370,120
Shire PLC sponsored ADR	15,500	2,315,545
United Therapeutics Corp. (a)	26,700	3,000,012
		10,685,677
Pharmaceuticals - 2.5%
Allergan PLC	13,400	2,255,086
Jazz Pharmaceuticals PLC (a)	53,500	8,077,965
		10,333,051

TOTAL HEALTH CARE		21,018,728

INDUSTRIALS - 10.1%
Aerospace & Defense - 1.5%
Huntington Ingalls Industries, Inc.	23,900	6,160,464
Airlines - 1.7%
American Airlines Group, Inc.	133,700	6,947,052
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	10,452	566,498
The Brink's Co.	39,700	2,832,595
		3,399,093
Construction & Engineering - 1.7%
AECOM (a)	197,700	7,044,051
Electrical Equipment - 0.7%
Acuity Brands, Inc.	22,300	3,103,937
Machinery - 1.4%
Allison Transmission Holdings, Inc.	154,700	6,042,582
Trading Companies & Distributors - 2.3%
AerCap Holdings NV (a)	115,400	5,853,088
HD Supply Holdings, Inc. (a)	104,800	3,976,112
		9,829,200

TOTAL INDUSTRIALS		42,526,379

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 1.3%
CommScope Holding Co., Inc. (a)	139,000	5,555,830
IT Services - 5.7%
Amdocs Ltd.	74,400	4,963,968
Cognizant Technology Solutions Corp. Class A	66,100	5,321,050
Conduent, Inc. (a)	239,800	4,469,872
DXC Technology Co.	50,600	5,086,818
First Data Corp. Class A (a)	247,300	3,956,800
		23,798,508
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	51,800	4,720,534
Qualcomm, Inc.	105,200	5,829,132
		10,549,666
Software - 0.4%
Micro Focus International PLC	109,500	1,529,016

TOTAL INFORMATION TECHNOLOGY		41,433,020

MATERIALS - 8.4%
Chemicals - 7.6%
DowDuPont, Inc.	108,518	6,913,682
Eastman Chemical Co.	79,100	8,351,378
LyondellBasell Industries NV Class A	57,208	6,045,741
Nutrien Ltd. (b)	71,500	3,379,233
Westlake Chemical Corp.	65,300	7,258,095
		31,948,129
Construction Materials - 0.8%
Eagle Materials, Inc.	33,700	3,472,785

TOTAL MATERIALS		35,420,914

REAL ESTATE - 14.4%
Equity Real Estate Investment Trusts (REITs) - 12.9%
American Tower Corp.	77,500	11,263,852
Douglas Emmett, Inc.	191,600	7,043,216
Equinix, Inc.	16,600	6,941,124
Equity Lifestyle Properties, Inc.	87,900	7,714,983
Extra Space Storage, Inc.	102,900	8,989,344
National Retail Properties, Inc.	180,100	7,070,726
Outfront Media, Inc.	281,900	5,282,806
		54,306,051
Real Estate Management & Development - 1.5%
CBRE Group, Inc. (a)	132,700	6,266,094

TOTAL REAL ESTATE		60,572,145

UTILITIES - 6.6%
Electric Utilities - 4.1%
Exelon Corp.	161,400	6,296,214
Xcel Energy, Inc.	240,000	10,915,200
		17,211,414
Multi-Utilities - 2.5%
Sempra Energy	94,761	10,539,318

TOTAL UTILITIES		27,750,732

TOTAL COMMON STOCKS
(Cost $371,571,140)		417,738,648
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cobalt International Energy, Inc. 2.625% 12/1/19(c)
(Cost $3,877,832)	6,240,000	109,200
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.72% (d)	1,298,953	1,299,212
Fidelity Securities Lending Cash Central Fund 1.72% (d)(e)	5,502,448	5,503,548
TOTAL MONEY MARKET FUNDS
(Cost $6,802,210)		6,802,760
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $382,251,182)		424,650,608
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(4,431,705)
NET ASSETS - 100%		$420,218,903

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing - Security is in default.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,767
Fidelity Securities Lending Cash Central Fund	22,503
Total	$26,270

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$47,975,958	$47,975,958	$--	$--
Consumer Staples	20,416,071	20,416,071	--	--
Energy	34,659,381	34,659,381	--	--
Financials	85,965,320	85,965,320	--	--
Health Care	21,018,728	21,018,728	--	--
Industrials	42,526,379	42,526,379	--	--
Information Technology	41,433,020	39,904,004	1,529,016	--
Materials	35,420,914	35,420,914	--	--
Real Estate	60,572,145	60,572,145	--	--
Utilities	27,750,732	27,750,732	--	--
Corporate Bonds	109,200	--	109,200	--
Money Market Funds	6,802,760	6,802,760	--	--
Total Investments in Securities:	$424,650,608	$423,012,392	$1,638,216	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018